TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2022
TAX SITUATION [Abstract]
Reconciliation Between the Statutory Income Tax Rate and Effective Tax Rate
The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:
	2022		2021		2020
	In millions	%	In millions	%	In millions	%

Theoretical tax and income tax rate in Peru	(2,022.5)	(29.50)	(1,573.2)	(29.50)	(66.1)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	(75.8)	(1.11)	(12.8)	(0.24)	50.1	22.36
(ii) Provision tax on dividends from subsidiaries	(168.4)	(2.46)	(78.6)	(1.47)	(44.6)	(19.91)
(iii) Non-taxable income, net	156.2	2.29	3.6	0.06	117.3	52.32
(iv) Change in estimate of deferred tax rate, net (Banco de Crédito de Bolivia)	–	–	–	–	53.3	23.80
Income tax and effective income tax rate	(2,110.5)	(30.78)	(1,661.0)	(31.15)	110.0	49.07

Income Tax Expenses
b)	Income tax expense for the years ended December 31, 2022, 2021 and 2020 comprises:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,799,467	945,937	926,361
In other countries	197,971	167,657	110,973
	1,997,438	1,113,594	1,037,334

Deferred -
In Peru	37,447	548,920	(927,130)
In other countries	75,616	(1,527)	(220,181)
	113,063	547,393	(1,147,311)
Total	2,110,501	1,660,987	(109,977)

Deferred Income Tax
c)	The following table presents a summary of the Group’s deferred income tax:

	2022	2021
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Provision for loan losses for loan portfolio	1,108,687	1,266,336
Provision for profit sharing	73,402	84,625
Provision for sundry expenses and risks	35,393	62,029
Carry forward tax losses	50,675	35,243
Provision for pending vacations	31,724	28,287
Depreciation of improvements for leased premises	23,762	28,177
Unrealized losses due to valuation of investments at fair value through other comprehensive income	5,160	23,744
Provision of Stock awards	45,510	14,641
Unrealized losses due to valuation of investments at fair value through other comprehensive income	71,214	7,372
Others	120,239	97,732

Deferred liability
Intangibles, net	(253,696)	(242,521)
Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS	(61,858)	(119,246)
Buildings depreciation	(64,462)	(59,029)
Deferred acquisitions costs - DAC	(16,537)	(15,900)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(1,099)	(10,966)
Unrealized gain / loss from valuation of fair value hedging derivatives	8,246	(8,800)
Buildings revaluation	(3,113)	(3,642)
Unrealized gain in valuation on cash flow hedge derivatives	(5,262)	(3,407)
Others	(36,420)	(7,316)
Total	1,131,565	1,177,359

	2022	2021
	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Provision for sundry expenses and risks	21,192	20,710
Carry forward tax losses	19,757	19,757
Unrealized losses due to valuation of investments at fair value through other comprehensive income	41,146	16,636
Provision for profit sharing	12,911	7,850
Deferred income from commissions on remuneration	4,992	6,193
Others	10,270	16,519

Deferred liability
Intangibles, net	(37,315)	(41,179)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs - DAC	(22,991)	(23,160)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(10,716)	(22,839)
Reserve for reinstatement premium costs and deductibles	(11,251)	(11,762)
Leasing operations related to loans	(3,224)	(3,409)
Buildings revaluation	(3,296)	(3,296)
Others	(53,784)	(47,563)
Total	(71,824)	(105,058)

Income Tax Returns of Major Subsidiaries Open for Examination by Tax Authorities
d)
The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authority are as follows:

Banco de Crédito del Perú	2016 to 2021
MiBanco, Banco de la Microempresa	2017 to 2021
Pacífico Compañía de Seguros y Reaseguros	2018 to 2021
Credicorp Capital Servicios Financieros	2018 to 2021
Credicorp Capital Perú	2018 to 2021
Credicorp Capital Holding Perú	2018 to 2021

Annual Income Tax Declarations Pending Examination by the Overseas Tax Authorities
The annual income tax declarations pending examination by the overseas tax authorities are the following:
Banco de Crédito de Bolivia	2014 to 2021
MiBanco Colombia	2019 to 2021
Credicorp Capital Colombia	2016 to 2021
Credicorp Capital Holding Chile	2020 to 2021